Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Other Financial Liabilities
Other financial liabilities consist of the following:

	Yen in millions
	March 31,
	2024	2025
Financial liabilities measured at amortized cost
Deposits received	1,205,723	1,501,078
Other	558,039	483,751
Financial liabilities measured at fair value through profit or loss
Derivatives	432,189	319,881

Total	2,195,951	2,304,711

Current liabilities	1,700,137	1,869,117
Non-current liabilities	495,814	435,594

Total	2,195,951	2,304,711